Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands	Total	Redeemable noncontrolling interests	Galaxy Digital Holdings, LP	Galaxy Digital Holdings, LP Cumulative Effect, Period of Adoption, Adjusted Balance	Galaxy Digital Holdings, LP Redeemable noncontrolling interests	Galaxy Digital Holdings, LP Class A Unit Capital	Galaxy Digital Holdings, LP Class A Unit Capital Capital Units	Galaxy Digital Holdings, LP Class A Unit Capital Capital Units Cumulative Effect, Period of Adoption, Adjusted Balance	Galaxy Digital Holdings, LP Class B Unit Capital	Galaxy Digital Holdings, LP Class B Unit Capital Capital Units	Galaxy Digital Holdings, LP Class B Unit Capital Capital Units Cumulative Effect, Period of Adoption, Adjusted Balance
Beginning balance (in shares) at Dec. 31, 2021							101,550,494			228,110,373
Beginning balance at Dec. 31, 2021			$ 2,287,692		$ 161,536		$ 856,371			$ 1,431,321
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity based compensation			89,860				28,994			60,866
Contributions		$ 19,677
Distributions			(184,275)		(83,994)		$ (58,827)			$ (125,448)
Vesting of Class B Units (in shares)										560,255
Exchange of Class B Units (in shares)							10,055,909		10,055,909	10,055,909
Exchange of Class B Units			0				$ 68,769			$ (68,769)
Cancellation of Class A Units (in shares)							(10,870,449)
Cancellation of Class A Units			(55,181)				$ (55,181)
Issuance of class A units, net of issuance cost (in shares)						14,131,494	4,075,585
Issuance of Class A Units, net of issuance cost			6,227				$ 6,227
Redemption of Class B Units (in shares)									(2,671,350)	(2,671,350)
Redemption of Class B Units			(7,961)						$ (8,000)	$ (7,961)
Other			(1,258)				(832)			(426)
Unit holders of the Company			(718,910)				$ (235,147)			$ (483,763)
Loss for the year					(97,219)
Income (loss) for the period			(816,129)
Ending balance (in shares) at Dec. 31, 2022						104,811,539	104,811,539		215,943,369	215,943,369
Ending balance at Dec. 31, 2022			1,416,194	$ 4,742	0		$ 610,374	$ 1,533		$ 805,820	$ 3,209
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity based compensation			83,790				27,558			56,232
Contributions		$ 0
Distributions			(22,405)				$ (7,301)			$ (15,104)
Vesting of Class B Units (in shares)										15,226
Exchange of Class B Units (in shares)							30,121		30,121	30,121
Exchange of Class B Units			0				$ 141			$ (141)
Cancellation of Class A Units (in shares)							(4,221,799)
Cancellation of Class A Units			(10,668)				$ (10,668)
Issuance of class A units, net of issuance cost (in shares)						8,709,592	8,679,471
Issuance of Class A Units, net of issuance cost			11,107				$ 11,107
Redemption of Class B Units (in shares)									0
Other			(103)				(121)			18
Unit holders of the Company			228,514
Income (loss) for the period	$ (2)		228,514				$ 75,858			$ 152,656
Ending balance (in shares) at Dec. 31, 2023						109,299,332	109,299,332		215,928,474	215,928,474
Ending balance at Dec. 31, 2023			1,711,171		0		$ 708,481			$ 1,002,690
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity based compensation			18,682				6,271			12,411
Distributions			(36,698)				$ (12,696)			(24,002)
Exchange of Class B Units (in shares)									0
Cancellation of Class A Units (in shares)						(8,234)	(8,234)
Cancellation of Class A Units			(774)				$ (774)
Issuance of class A units, net of issuance cost (in shares)						254,387	254,387
Issuance of Class A Units, net of issuance cost			153				$ 153
Redemption of Class B Units (in shares)									0
Other			(612)				(206)			(406)
Income (loss) for the period	(1)		388,127				$ 130,339			$ 257,788
Ending balance (in shares) at Mar. 31, 2024							109,545,485			215,928,474
Ending balance at Mar. 31, 2024			2,080,049				$ 831,568			$ 1,248,481
Beginning balance (in shares) at Dec. 31, 2023						109,299,332	109,299,332		215,928,474	215,928,474
Beginning balance at Dec. 31, 2023			1,711,171		0		$ 708,481			$ 1,002,690
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity based compensation			75,017				26,897			48,120
Distributions			(55,258)				$ (19,526)			$ (35,732)
Vesting of Class B Units (in shares)										15,226
Exchange of Class B Units (in shares)							81,357		81,357	81,357
Exchange of Class B Units			0				$ 541			$ (541)
Cancellation of Class A Units (in shares)							(1,832,402)
Cancellation of Class A Units			(20,516)				$ (20,516)
Issuance of class A units, net of issuance cost (in shares)						20,110,850	20,029,493
Issuance of Class A Units, net of issuance cost			137,184				$ 137,184
Redemption of Class B Units (in shares)									0
Other			32				404			(372)
Unit holders of the Company			346,722
Income (loss) for the period	(2)		346,722				$ 116,265			$ 230,457
Ending balance (in shares) at Dec. 31, 2024						127,577,780	127,577,780		215,862,343	215,862,343
Ending balance at Dec. 31, 2024			2,194,352		$ 0		$ 949,730			$ 1,244,622
Increase (Decrease) in Partners' Capital [Roll Forward]
Equity based compensation			13,738				5,110			8,628
Distributions			(9,436)				$ (3,571)			(5,865)
Exchange of Class B Units (in shares)									0
Cancellation of Class A Units (in shares)						(61,040)	(61,040)
Cancellation of Class A Units			(3,288)				$ (3,288)
Issuance of class A units, net of issuance cost (in shares)						485,977	485,977
Issuance of Class A Units, net of issuance cost			2,247				$ 2,247
Redemption of Class B Units (in shares)									0
Other			(537)				(259)			(278)
Income (loss) for the period	$ 0		(295,432)				$ (109,942)			$ (185,490)
Ending balance (in shares) at Mar. 31, 2025						128,002,717	128,002,717		215,862,343	215,862,343
Ending balance at Mar. 31, 2025			$ 1,901,644				$ 840,027			$ 1,061,617